VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025
($ reported in thousands)

	Par Value	Value
Convertible Bonds and Notes—32.2%
Aerospace & Defense—0.8%
AeroVironment, Inc. 0.000%, 7/15/30	$2,075	$2,898
Intuitive Machines, Inc. 144A 2.500%, 10/1/30(1)	1,300	1,556
Rocket Lab USA, Inc. 144A 4.250%, 2/1/29(1)	170	2,085
		6,539

Auto Manufacturers—0.3%
Rivian Automotive, Inc. 4.625%, 3/15/29	2,425	2,389
Automotive Parts & Equipment—0.2%
indie Semiconductor, Inc. 144A 4.500%, 11/15/27(1)	1,090	1,199
Biotechnology—2.0%
Alnylam Pharmaceuticals, Inc.
1.000%, 9/15/27	2,165	3,561
144A 0.000%, 9/15/28(1)	730	729
Bridgebio Pharma, Inc.
2.500%, 3/15/27	1,435	2,312
144A 1.750%, 3/1/31(1)	1,030	1,556
Celcuity, Inc. 2.750%, 8/1/31	515	926
Cytokinetics, Inc. 144A 1.750%, 10/1/31(1)	1,780	2,205
Ionis Pharmaceuticals, Inc. 1.750%, 6/15/28	1,670	2,542
Ligand Pharmaceuticals, Inc. 144A 0.750%, 10/1/30(1)	2,040	2,390
		16,221

Commercial Services—0.4%
Affirm Holdings, Inc. 144A 0.750%, 12/15/29(1)	1,790	1,943
Shift4 Payments, Inc. 0.500%, 8/1/27	1,390	1,366
		3,309

Computers—3.7%
CyberArk Software Ltd. 144A 0.000%, 6/15/30(1)	3,200	3,731
Lumentum Holdings, Inc. 144A 0.375%, 3/15/32(1)	4,970	6,585
Parsons Corp. 2.625%, 3/1/29	2,485	2,836
Seagate HDD Cayman 3.500%, 6/1/28	1,175	3,678
Super Micro Computer, Inc. 3.500%, 3/1/29	2,115	2,250
Western Digital Corp. 3.000%, 11/15/28	1,875	7,510
Zscaler, Inc. 144A 0.000%, 7/15/28(1)(2)	2,295	2,367
		28,957

	Par Value	Value

Diversified REITs—0.4%
Digital Realty Trust LP 144A 1.875%, 11/15/29(1)	$2,990	$3,154
Electric Utilities—1.6%
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	3,480	4,357
Southern Co. (The) 144A 3.250%, 6/15/28(1)	4,845	4,930
WEC Energy Group, Inc. 144A 3.375%, 6/1/28(1)	3,390	3,493
		12,780

Electronics—0.7%
Mirion Technologies, Inc. 144A 0.250%, 6/1/30(1)	2,110	3,039
OSI Systems, Inc. 2.250%, 8/1/29	1,825	2,874
		5,913

Engineering & Construction—0.3%
Granite Construction, Inc. 3.250%, 6/15/30	1,865	2,717
Entertainment—1.1%
IMAX Corp. 0.500%, 4/1/26	1,995	2,335
Live Nation Entertainment, Inc. 144A 2.875%, 1/15/30(1)	5,680	6,032
		8,367

Financial Services—1.8%
Coinbase Global, Inc.
0.500%, 6/1/26	4,240	4,758
144A 0.000%, 10/1/29(1)	2,300	2,486
Galaxy Digital Holdings LP 144A 0.500%, 5/1/31(1)	1,965	1,938
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)	2,860	4,061
WisdomTree, Inc. 144A 4.625%, 8/15/30(1)	1,360	1,390
		14,633

Health Care REITs—0.9%
Welltower OP LLC 144A 3.125%, 7/15/29(1)	4,920	7,299
Healthcare-Products—1.6%
Alphatec Holdings, Inc. 144A 0.750%, 3/15/30(1)	2,090	2,982
Exact Sciences Corp. 144A 1.750%, 4/15/31(1)	1,640	1,652
Guardant Health, Inc. 1.250%, 2/15/31	2,215	3,777
iRhythm Technologies, Inc. 1.500%, 9/1/29	1,720	2,495
Repligen Corp. 1.000%, 12/15/28	1,045	1,107
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Par Value	Value

Healthcare-Products—continued
Tempus AI, Inc. 144A 0.750%, 7/15/30(1)	$730	$993
		13,006

Healthcare-Services—0.2%
Oscar Health, Inc. 144A 2.250%, 9/1/30(1)	1,370	1,479
Home Builders—0.2%
Meritage Homes Corp. 1.750%, 5/15/28	1,415	1,409
Industrial REITs—0.3%
Rexford Industrial Realty LP 144A 4.375%, 3/15/27(1)	2,145	2,145
Internet—2.4%
Alibaba Group Holding Ltd. 0.500%, 6/1/31	1,535	2,714
DoorDash, Inc. 144A 0.000%, 5/15/30(1)	2,990	3,301
Opendoor Technologies, Inc. 144A 7.000%, 5/15/30(1)	125	638
Spotify USA, Inc. 0.000%, 3/15/26	1,495	1,928
Trip.com Group Ltd. 0.750%, 6/15/29	1,660	2,026
Uber Technologies, Inc.
0.000%, 12/15/25	3,755	4,467
0.875%, 12/1/28	525	764
Wayfair, Inc. 3.250%, 9/15/27	1,880	3,218
		19,056

Investment Companies—1.3%
Cipher Mining, Inc. 144A 0.000%, 10/1/31(1)	2,205	3,115
IREN Ltd. 144A 0.000%, 7/1/31(1)	2,990	3,148
Riot Platforms, Inc. 144A 0.750%, 1/15/30(1)	1,720	2,676
Terawulf, Inc. 144A 0.000%, 5/1/32(1)	1,230	1,272
		10,211

Leisure Time—0.7%
Carnival Corp. 5.750%, 12/1/27	775	1,725
NCL Corp., Ltd. 144A 0.750%, 9/15/30(1)	3,740	3,586
		5,311

Machinery-Construction & Mining—1.3%
Bloom Energy Corp.
3.000%, 6/1/29	1,210	7,765
	Par Value	Value

Machinery-Construction & Mining—continued
144A 0.000%, 11/15/30(1)(3)	$2,570	$2,613
		10,378

Media—0.2%
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	1,095	1,401
Metal Fabricate/Hardware—0.1%
Xometry, Inc. 144A 0.750%, 6/15/30(1)	880	1,147
Mining—0.6%
Centrus Energy Corp. 144A 0.000%, 8/15/32(1)	1,935	3,438
MP Materials Corp. 144A 3.000%, 3/1/30(1)	525	1,587
		5,025

Miscellaneous Manufacturing—0.4%
Axon Enterprise, Inc. 0.500%, 12/15/27	435	1,391
JBT Marel Corp. 144A 0.375%, 9/15/30(1)	1,735	1,618
		3,009

Office REITs—0.2%
Boston Properties LP 144A 2.000%, 10/1/30(1)	1,530	1,497
Oil, Gas & Consumable Fuels—0.3%
Solaris Energy Infrastructure, Inc. 0.250%, 10/1/31	1,925	2,289
Personal Care Product—0.2%
Oddity Finance LLC 144A 0.000%, 6/15/30(1)	1,710	1,509
Pharmaceuticals—0.3%
Jazz Investments I Ltd. 3.125%, 9/15/30	2,085	2,546
Retail—0.2%
Burlington Stores, Inc. 1.250%, 12/15/27	1,265	1,806
Semiconductors—2.2%
Cohu, Inc. 144A 1.500%, 1/15/31(1)	1,535	1,733
Impinj, Inc. 144A 0.000%, 9/15/29(1)	1,315	1,434
MACOM Technology Solutions Holdings, Inc. 144A 0.000%, 12/15/29(1)(2)	2,185	2,421
MKS, Inc. 1.250%, 6/1/30	1,910	2,292
Nova Ltd. 144A 0.000%, 9/15/30(1)	1,475	1,888
ON Semiconductor Corp. 0.000%, 5/1/27	945	1,094
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Par Value	Value

Semiconductors—continued
Semtech Corp. 144A 0.000%, 10/15/30(1)	$2,500	$2,535
Synaptics, Inc. 144A 0.750%, 12/1/31(1)	1,515	1,524
Veeco Instruments, Inc. 2.875%, 6/1/29	1,445	1,794
Wolfspeed, Inc. 2.500%, 6/15/31	146	317
		17,032

Software—3.8%
Alignment Healthcare, Inc. 144A 4.250%, 11/15/29(1)	1,435	1,988
Bitfarms Ltd. 144A 1.375%, 1/15/31(1)	185	168
Cloudflare, Inc. 0.000%, 8/15/26	3,650	5,086
Datadog, Inc. 144A 0.000%, 12/1/29(1)(2)	3,755	3,982
Guidewire Software, Inc. 144A 1.250%, 11/1/29(1)	2,280	2,688
Nebius Group N.V. 144A 1.000%, 9/15/30(1)	1,280	1,631
Nutanix, Inc. 144A 0.500%, 12/15/29(1)	1,960	2,159
Snowflake, Inc. 0.000%, 10/1/29	2,750	5,067
Strategy, Inc.
144A 0.000%, 12/1/29(1)	4,940	4,298
144A 0.000%, 3/1/30(1)	1,465	1,443
Unity Software, Inc. 144A 0.000%, 3/15/30(1)	1,380	1,796
		30,306

Telecommunications—1.2%
AST SpaceMobile, Inc. 144A 2.000%, 1/15/36(1)	1,820	1,934
GDS Holdings Ltd. 144A 2.250%, 6/1/32(1)	1,220	1,634
InterDigital, Inc. 3.500%, 6/1/27	600	2,812
Viavi Solutions, Inc. 144A 0.625%, 3/1/31(1)	2,020	2,835
		9,215

Water Utilities—0.3%
American Water Capital Corp. 3.625%, 6/15/26	2,600	2,590
Total Convertible Bonds and Notes (Identified Cost $215,544)		255,844

	Shares
Convertible Preferred Stocks—4.1%
Aerospace & Defense—0.8%
Boeing Co. (The), 6.000%	96,740	6,261
Banks—1.0%
Wells Fargo & Co. Series L, 7.500%	6,205	7,677
	Shares	Value
Capital Markets—0.5%
Ares Management Corp. Series B, 6.750%	32,735	$1,548
KKR & Co., Inc. Series D, 6.250%	53,730	2,634
		4,182

Electric Utilities—0.5%
NextEra Energy, Inc., 7.299%	14,675	771
PG&E Corp. Series A, 6.000%	90,125	3,704
		4,475

Financial Services—0.1%
Shift4 Payments, Inc., 6.000%	9,410	804
Healthcare Providers & Services—0.4%
BrightSpring Health Services, Inc., 6.750%	26,175	2,889
Semiconductors & Semiconductor Equipment—0.3%
Microchip Technology, Inc., 7.500%	45,770	2,650
Software—0.1%
Strategy, Inc., 8.000%	7,090	610
Technology Hardware, Storage & Peripherals—0.2%
Hewlett Packard Enterprise Co., 7.625%	25,165	1,701
Trading Companies & Distributors—0.2%
QXO, Inc., 5.500%	30,300	1,547
Total Convertible Preferred Stocks (Identified Cost $30,983)		32,796

Common Stocks—54.6%
Aerospace & Defense—0.7%
Axon Enterprise, Inc.(4)	2,098	1,536
RTX Corp.	23,435	4,183
		5,719

Automobiles—1.1%
Tesla, Inc.(4)(5)	19,735	9,010
Banks—2.2%
Citigroup, Inc.	66,360	6,718
JPMorgan Chase & Co.(5)	20,040	6,235
Wells Fargo & Co.	55,230	4,803
		17,756

Beverages—0.3%
Coca-Cola Co. (The)	33,020	2,275
Biotechnology—1.2%
AbbVie, Inc.	14,809	3,229
Argenx SE ADR(4)	2,930	2,398
Gilead Sciences, Inc.	30,480	3,651
		9,278

Broadline Retail—3.3%
Amazon.com, Inc.(4)	107,395	26,228
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Shares	Value

Capital Markets—1.7%
Blackstone, Inc.	7,605	$1,115
Charles Schwab Corp. (The)(5)	25,115	2,374
Intercontinental Exchange, Inc.	14,775	2,161
Moody’s Corp.	8,290	3,982
Morgan Stanley(5)	23,435	3,843
		13,475

Chemicals—0.6%
DuPont de Nemours, Inc.	28,972	2,366
Ecolab, Inc.	8,300	2,128
		4,494

Commercial Services & Supplies—0.3%
Waste Management, Inc.	11,255	2,248
Communications Equipment—1.0%
Cisco Systems, Inc.	59,510	4,351
Motorola Solutions, Inc.	7,770	3,160
		7,511

Consumer Finance—0.5%
Capital One Financial Corp.	16,713	3,677
Consumer Staples Distribution & Retail—1.0%
Walmart, Inc.	81,155	8,211
Electric Utilities—0.5%
Constellation Energy Corp.	11,380	4,290
Electrical Equipment—1.0%
Eaton Corp. plc	12,725	4,855
Generac Holdings, Inc.(4)	2,263	380
Rockwell Automation, Inc.	7,825	2,883
		8,118

Electronic Equipment, Instruments & Components—0.3%
Amphenol Corp. Class A	17,750	2,473
Entertainment—1.0%
Netflix, Inc.(4)(5)	3,605	4,033
Take-Two Interactive Software, Inc.(4)	14,388	3,689
		7,722

Financial Services—1.2%
Mastercard, Inc. Class A	17,275	9,536
Healthcare Equipment & Supplies—0.9%
Boston Scientific Corp.(4)(5)	40,070	4,036
Intuitive Surgical, Inc.(4)	5,330	2,848
		6,884

Healthcare Providers & Services—1.7%
Cardinal Health, Inc.	22,105	4,217
McKesson Corp.	6,930	5,623
	Shares	Value

Healthcare Providers & Services—continued
UnitedHealth Group, Inc.	11,170	$3,815
		13,655

Hotels, Restaurants & Leisure—0.3%
Carnival Corp.(4)	78,030	2,250
Industrial Conglomerates—1.1%
3M Co.	22,425	3,734
GE Aerospace(5)	17,110	5,286
		9,020

Insurance—0.3%
Aon plc Class A	7,450	2,538
Interactive Media & Services—5.4%
Alphabet, Inc. Class A(4)	72,385	20,354
Alphabet, Inc. Class C	25,540	7,198
Meta Platforms, Inc. Class A	23,585	15,291
		42,843

IT Services—0.2%
International Business Machines Corp.	3,910	1,202
Shopify, Inc. Class A(4)	45	8
		1,210

Life Sciences Tools & Services—0.2%
Danaher Corp.	6,490	1,398
Machinery—1.7%
Caterpillar, Inc.	13,685	7,900
Parker-Hannifin Corp.	4,390	3,392
Xylem, Inc.	16,240	2,450
		13,742

Metals & Mining—0.3%
Freeport-McMoRan, Inc.(5)	64,900	2,706
Pharmaceuticals—0.5%
Eli Lilly & Co.	4,350	3,753
Real Estate Management & Development—0.5%
CBRE Group, Inc. Class A(4)	24,295	3,703
Semiconductors & Semiconductor Equipment—9.2%
Advanced Micro Devices, Inc.(4)	15,120	3,873
Analog Devices, Inc.	11,875	2,780
Broadcom, Inc.(5)	41,415	15,308
Lam Research Corp.	16,790	2,644
Micron Technology, Inc.(5)	18,105	4,051
NVIDIA Corp.	219,878	44,523
		73,179

Software—7.6%
Atlassian Corp. Class A(4)	10,840	1,836
Cadence Design Systems, Inc.(4)(5)	13,440	4,552
Crowdstrike Holdings, Inc. Class A(4)	2,445	1,328
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
	Shares	Value

Software—continued
Intuit, Inc.	3,695	$2,467
Microsoft Corp.	79,034	40,924
Oracle Corp.(5)	15,048	3,952
Palantir Technologies, Inc. Class A(4)	14,115	2,830
ServiceNow, Inc.(4)	2,650	2,436
		60,325

Specialized REITs—0.3%
Equinix, Inc.	2,860	2,420
Specialty Retail—1.9%
Chewy, Inc. Class A(4)	60,095	2,026
Home Depot, Inc. (The)	13,620	5,170
O’Reilly Automotive, Inc.(4)(5)	34,230	3,233
TJX Cos., Inc. (The)	34,400	4,821
		15,250

Technology Hardware, Storage & Peripherals—4.3%
Apple, Inc.	126,773	34,276
Textiles, Apparel & Luxury Goods—0.3%
NIKE, Inc. Class B	31,580	2,040
Total Common Stocks (Identified Cost $364,636)		433,213

Total Long-Term Investments—90.9% (Identified Cost $611,163)		721,853

Short-Term Investment—6.5%
Money Market Mutual Fund—6.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.982%)(6)	52,009,122	52,009
Total Short-Term Investment (Identified Cost $52,009)		52,009

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—97.4% (Identified Cost $663,172)		773,862

Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $172)	(149)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—97.4% (Identified Cost $663,000)	$773,713
Other assets and liabilities, net—2.6%	20,285
NET ASSETS—100.0%	$793,998

Abbreviations:
ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
OP	Operating Partnership
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, these securities amounted to a value of $142,655 or 18.0% of net assets.

(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Non-income producing.
(5)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $35,855.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	95%
Cayman Islands	1
Bermuda	1
Israel	1
Netherlands	1
Panama	1
Total	100%
† % of total investments, net of written options, as of October 31, 2025.
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025
($ reported in thousands)
Open written options contracts as of October 31, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Boston Scientific Corp.	(200)	$(2,220)	$111.00	11/21/25	$(1)
Broadcom, Inc.	(207)	(8,797)	425.00	11/21/25	(54)
Cadence Design Systems, Inc.	(67)	(2,580)	385.00	11/21/25	(6)
Charles Schwab Corp. (The)	(126)	(1,323)	105.00	11/21/25	(2)
Freeport-McMoRan, Inc.	(325)	(1,560)	48.00	11/21/25	(8)
GE Aerospace	(86)	(2,967)	345.00	11/21/25	(5)
JPMorgan Chase & Co.	(100)	(3,350)	335.00	11/21/25	(8)
Micron Technology, Inc.	(91)	(2,639)	290.00	11/21/25	(11)
Morgan Stanley	(164)	(2,952)	180.00	11/21/25	(5)
Netflix, Inc.	(18)	(2,295)	1,275.00	11/21/25	(7)
Oracle Corp.	(104)	(3,744)	360.00	11/21/25	(3)
O’Reilly Automotive, Inc.	(171)	(1,824)	106.67	11/21/25	(2)
Tesla, Inc.	(99)	(5,445)	550.00	11/21/25	(37)
Total Written Options					$(149)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
The following table summarizes the value of the Fund’s investments as of October 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at October 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$255,844	$—	$253,231	$2,613
Equity Securities:
Convertible Preferred Stocks	32,796	32,796	—	—
Common Stocks	433,213	433,213	—	—
Money Market Mutual Fund	52,009	52,009	—	—
Total Assets	773,862	518,018	253,231	2,613
Liabilities:
Other Financial Instruments:
Written Options	(149)	(143)	(6)	—
Total Investments, Net of Written Options	$773,713	$517,875	$253,225	$2,613
There were no transfers into or out of Level 3 related to securities held at October 31, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptionsare not shown for the period ended October 31, 2025.
See Notes to Schedule of Investments

VIRTUS Equity & Convertible Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.